Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 3. Cash and cash equivalents

Cash and cash equivalents consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Cash on hand	$491	$—
Deposits with banks	2,467,147	595,699
Other monetary funds	—	3,234
Cash and cash equivalents	$2,467,638	$598,933

As of December 31, 2024 and 2023, the Company had a total of $2,467,638 and $598,933 in cash and cash equivalents held inside the PRC and Hong Kong, respectively.